PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 7	2 0 1 6
Cost: (1)
Office furniture and equipment	157	115
Laboratory equipment	626	426
Computers and auxiliary equipment	339	335
	1,122	876
Accumulated depreciation (2)	619	462
Property and equipment, net	503	414

Depreciation expenses amounted to $157, $130 and $92 for the years ended December 31, 2017, 2016 and 2015, respectively.

(1)	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2017 and 2015 there were no disposals.

(2)	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2017 and 2015 there were no disposals.